Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (211,900)	$ (32,475)	¥ (138,664)	¥ (60,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,589	3,309	5,124	2,992
Foreign exchange (gain) loss, net	2,914	447	(2,556)
Changes in operating assets and liabilities:
Prepayments and other current assets	(18,295)	(2,804)	(10,023)	(10,612)
Accrued liabilities and other current liabilities	7,543	1,156	10,726	6,557
Net cash used in operating activities	(198,149)	(30,367)	(135,393)	(61,856)
Cash flows from investing activities:
Purchase of property, equipment and software	(79,400)	(12,169)	(56,432)	(11,357)
Investments in short-term investments	(28,055)	(4,300)	(80,200)	(335,000)
Proceeds from disposal of short-term investments	13,514	2,071	178,000	233,000
Net cash (used in) generated from investing activities	(93,941)	(14,398)	41,368	(113,357)
Cash flows from financing activities:
Proceeds from issuance of convertible loans				138,695
Repayment of convertible loans	(138,695)	(21,256)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	795,420	121,903	439,501
Repurchase of ordinary shares and preferred shares			(44,705)
Proceeds from bank borrowings	103,008	15,787		10,000
Repayments of bank borrowings	(122)	(19)		(10,000)
Payment of initial public offering costs	(3,144)	(482)
Net cash generated from financing activities	756,467	115,933	394,796	138,695
Effect of exchange rate on cash and cash equivalents	(22,127)	(3,390)	(603)
Net increase in cash and cash equivalents	442,250	67,778	300,168	(36,518)
Cash and cash equivalents at the beginning of year	312,058	47,825	11,890	48,408
Cash and cash equivalents at the end of year	754,308	115,603	312,058	11,890
Supplemental cashflow disclosures:
Interest paid	2,155	330
Non-cash activities:
Deemed dividend to convertible redeemable preferred shareholders	0	0	25,390
Accretion of convertible redeemable preferred shares to redemption value	62,733	9,614	¥ 36,802	¥ 12,199
Payables for deferred initial public offering cost	¥ 14,924	$ 2,287